Securities - Summary of Allowance for Credit Losses - Securities at FVOCI (Detail) - Debt securities at fair value through other comprehensive income [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure of financial assets [line items]
Balance at beginning of period	$ (19)	$ (9)
Provision for credit losses
Purchases	2
Changes in risk, parameters and exposures	(3)	(2)
Exchange rate and other	1
Balance at end of period	(19)	(11)
Performing Stage one [member]
Disclosure of financial assets [line items]
Balance at beginning of period	3	2
Provision for credit losses
Purchases	2
Changes in risk, parameters and exposures	(1)
Balance at end of period	4	2
Performing Stage two [member]
Disclosure of financial assets [line items]
Balance at beginning of period	1	1
Provision for credit losses
Balance at end of period	1	1
Impaired Stage three [member]
Disclosure of financial assets [line items]
Balance at beginning of period	(23)	(12)
Provision for credit losses
Changes in risk, parameters and exposures	(2)	(2)
Exchange rate and other	1
Balance at end of period	$ (24)	$ (14)